Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiary of VIEs. All significant intercompany transactions and balances between the Company, its subsidiaries VIEs and subsidiary of VIEs are eliminated upon consolidation. Results of subsidiaries, businesses acquired from third parties VIEs and subsidiary of VIEs are consolidated from the date on which control is transferred to the Company.

On May 26, 2011, the board of directors of the Company approved and adopted a share award scheme (the “2011 Share Award Scheme”) in which selected employees of the Group are entitled to participate. The Group has set up a trust (the “Share Award Scheme Trust”) for the purpose of administering the 2011 Share Award Scheme and holding shares awarded to the employees before they vest and are transferred to the employees as instructed by employees. As the Group has the power to govern the financial and operating policies of the Share Award Scheme Trust and derives benefits from the contributions of the employees who have been awarded the shares of the Company through their continued employment with the Group, the assets and liabilities of the Share Award Scheme Trust are included in the consolidated balance sheets and any ungranted, unvested, and vested shares held by the Share Award Scheme Trust not transferred to grantees are not considered legally issued and outstanding ordinary shares of the Company.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Management evaluates estimates, including those related to the allowance for doubtful accounts, average paying player lives of online games, weighted average unit price of virtual currencies of live.me, the purchase price allocation and fair value of noncontrolling interests and the contingent consideration with respect to business combinations, useful lives of long-lived assets and intangible assets, impairment of long-lived assets, impairment of investments, impairment of intangible assets, impairment of goodwill, gain or loss on disposal of investments, valuation allowance for deferred tax assets, uncertain tax positions, share-based compensation, redemption right liabilities, redeemable noncontrolling interests, fair values of available-for-sale securities and loss contingencies, among others. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency translation and transactions

Foreign currency translation and transactions

The functional currency of the Company is the US$. The Company’s subsidiaries, VIEs and subsidiary of VIEs determined their functional currency based on the criteria of ASC 830, Foreign Currency Matters. The Group uses RMB as its reporting currency. The Group uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included as a component of “Other income” in the consolidated statements of comprehensive income (loss).

Convenience translation

Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.5063 to US$1.00 on December 29, 2017 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Business combinations and noncontrolling interests

Business combinations and noncontrolling interests

Except for business combination under common control, the Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805, Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets, and liabilities the Group acquired, based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.

In a business combination achieved in stages, the Group remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

For the Company’s majority-owned subsidiaries and VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Consolidated net income (loss) on the consolidated statements of comprehensive income (loss) includes the net income (loss) attributable to noncontrolling interests. The cumulative results of operations attributable to noncontrolling interests are recorded as noncontrolling interests in the Group’s consolidated balance sheets.

Cash and cash equivalents

Cash and cash equivalents

Cash consists of cash on hand and bank deposits, which are unrestricted to withdrawal and use. All highly liquid investments with original stated maturity of three months or less are classified as cash equivalents.

Restricted cash

Restricted cash

Restricted cash consists primarily of the cash reserved in escrow accounts for the remaining payments in relation to business acquisition of RMB3,309 (US$509) and RMB94,180 as of December 31, 2017 and 2016, respectively, and the cash pledged as collateral for a short-term bank loan of RMB65,342 (US$10,043) and RMB69,370 as of December 31, 2017 and 2016, respectively, and the cash reserved in third-party trust account of RMB17,681 (US$2,718) and nil as of December 31, 2017 and 2016, respectively.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recognized and carried at original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful debts is made when collection of the full amount is no longer probable. Bad debts are written off as incurred. The Group generally does not require collateral from its customers.

The Group maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The Group reviews the accounts receivable on a periodic basis and makes specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the age of the balance, the customer’s payment history, its current credit-worthiness and current economic trends.

Investments

Investments

Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments. The Group accounts for its investments in debt and equity securities in accordance with ASC 320-10, Investments — Debt and Equity Securities: Overall. The Group classifies the investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

The securities that the Group has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Group evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Group’s policy and ASC 320-10. When the Group intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Group does not intend to sell an impaired debt security and it is more-likely-than-not that it will not be required to sell prior to recovery of its amortized cost basis, the Group must determine whether or not it will recover its amortized cost basis. If the Group concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in earnings, while the portion of loss related to all other factors is recognized in other comprehensive income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in other comprehensive income. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on available-for-sale securities would be recognized in earnings when the decline in value is determined to be other-than-temporary.

Long-term investments

The Group accounts for its investments in common stock or in-substance common stock in entities in which it can exercise significant influence but does not own a majority equity interest or control using the equity method of accounting in accordance with ASC 323-10, Investments-Equity Method and Joint Ventures: Overall. The Group applies the equity method of accounting that is consistent with ASC 323-10 in limited partnership in which the Group holds a three percent or greater interest. Under the equity method, the Group initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group evaluates the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

In accordance with ASC 325-20, Investments-Other: Cost Method Investments, for other equity investments that are not considered as debt securities or equity securities that have readily determinable fair values and over which the Group neither has significant influence nor control through investment in common stock or in-substance common stock, the cost method is used. Under cost method, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The Group’s management regularly evaluates the impairment of its cost method investments based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Fair value measurements of financial instruments

Fair value measurements of financial instruments

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value.

Financial instruments primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, due from and due to related parties, other receivables, long-term investments, available-for-sale securities, short-term loans, accounts payable, other current liabilities, contingent consideration payable, redemption right liabilities and long-term loans. The carrying amounts of these financial instruments, except for long-term investments, long-term available-for-sale securities, contingent consideration payable, redemption right liabilities and long-term loans, approximate their fair values because of their generally short-term maturities.

Available-for-sale securities were initially recognized at cost and subsequently remeasured at the end of each reporting period with the adjustment in its fair value recognized in other comprehensive income. The Group, with the assistance of an independent third party valuation firm, determined the estimated fair value of its post-acquisition settlement consideration, redemption right granted to a noncontrolling shareholder, put options granted to employees and debt securities classified as available-for-sale securities that are recognized in the consolidated financial statements.

Equity method investments and cost method investments have no quoted market prices and it is not practicable to estimate their fair value without incurring excessive costs. The Group reviews the investments for impairment whenever events or changes in circumstances indicate that the carrying amount may no longer be recoverable.

Property and equipment

Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Estimated useful life
Electronic equipment	2-3 years
Office equipment and fixtures	5 years
Motor vehicles	4 years
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive income (loss).

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the identifiable assets acquired and the liabilities assumed of acquired businesses (note 3). In accordance with ASC 350, Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently at the reporting unit level if there are indicators of impairment present.

According to ASC 350, the Group tests goodwill for impairment by performing a qualitative assessment before calculating the fair value of a reporting unit in step one of the goodwill impairment test. If the Group determines, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, a two-step impairment test is required. Otherwise, further testing is not needed. The events or circumstances that would more likely than not reduce the fair value of a reporting unit below its carrying amount include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit.

As of December 31, 2016, the Group had one reporting unit. In the second quarter of 2017, the Group reorganized operating segments from one operating segment into three operating segments, representing utility products and related services, mobile entertainment and others and the goodwill was allocated to the three reporting units accordingly using a relative fair value allocation approach.

Intangible assets

Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Estimated useful life
Customer relationship	2-6 years
Trademarks	3-10 years
Technology	1-10 years
Online game licenses	1-5 years
User base	1-3 years
Domain names	1-10 years
Platform	5 years

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite.

Impairment of long-lived assets and intangible assets

Impairment of long-lived assets and intangible assets

The Group evaluates its long-lived assets or asset group, including intangible assets with indefinite and finite lives, for impairment. Intangible assets with indefinite lives that are not subject to amortization are tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the assets might be impaired in accordance with ASC 350-30, Intangibles-Goodwill and Other: General Intangibles Other than Goodwill. Such impairment test compares the fair values of assets with their carrying values with an impairment loss recognized when the carrying values exceed fair values. For long-lived assets and intangible assets with finite lives that are subject to depreciation and amortization are tested for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value.

Treasury stock

Treasury stock

Treasury stock represents ordinary shares repurchased by the Company that are no longer outstanding and are held by the Group. Treasury stock is accounted for under the cost method. Under this method, repurchase of ordinary shares was recorded as treasury stock at historical purchase price. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

Revenue recognition

Revenue recognition

The Group generate revenues primarily through utility products and related services, mobile entertainment and others. We recognize revenues when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured.

Utility products and related services

Online advertising

Online advertising revenue is primarily derived from displaying advertising customer’s advertisements on our online platforms including duba.com and other websites, browsers, PC and mobile applications, and to a lesser extent, on third-party advertising publishers’ websites or mobile applications. We have three general pricing models for its advertising products: cost over a time period, cost for performance basis and cost per impression basis. For advertising contracts over a time period, we generally recognize revenue ratably over the period the advertising is displayed. For contracts that are charged on the cost for performance basis, we charge an agreed-upon fee to its customers determined based on the effectiveness of advertising links, which is typically measured by clicks, transactions, installations, user registrations, and other actions originating from our online platforms. Revenue is recognized when the specified performance criteria are met. For contracts that are charged on the cost per impression basis, we charge an agreed-upon fee to its customers based on the number of impressions in the contracted period in which impressions are delivered. Revenue is recognized when an advertisement is displayed to users, while impressions are considered delivered. Revenue is recognized when there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured, as prescribed by ASC 605, Revenue Recognition. For online advertising services arrangement involving third-party advertising publishers’ websites or mobile publications, we recognize gross revenue of the amount of fees received or receivable from customers as we are the primary obligor. Payments made to the third-party advertising publishers or content providers are included in cost of revenues.

Advertising agency services

We provide advertising agency services by arranging advertisers to purchase various advertisement products from certain online networks, primarily Facebook and Google. We receive from the online network performance-based commissions, which are determined based on a pre-specified percentage of the payment by the advertisers for the online network’s various advertisement products. We act as an agent in the advertising agency arrangement as we are neither the primary obligor to provide advertisement product nor to assume inventory risk. Revenue from advertising agency services is recognized on a net basis when the advertisement products are delivered by the online networks. The revenue is estimated by us based on the real-time advertising performance results provided by the online networks and the commission rates pre-determined in contracts signed with relevant online networks. There was no significant difference between our estimates and the subsequent periodic invoices provided by the online network for all the periods presented.

Web games publishing

We enter into agreements with third party game developers to provide web game publishing and payment collection services, in order for game players to purchase and recharge virtual currencies used in the games. The games are developed and hosted by third-party game developers, and accessed through our PC game center. We generally collect payments from game players in connection with the sale of in-game currencies and remit certain agreed-upon percentages of the proceeds to the game developers and records revenue net of remittances as we believe we act as an agent to the game developers.

Internet security services

We market and distribute our off-the-shelf anti-virus security solutions to enterprise and individual users. The software, including unspecified upgrades, for the individual solutions are provided to users free of charge via online downloads. However, we do provide the individual users the option to purchase additional value-added services, which are non-essential to the functionality of the software concurrent with the download of software. The value-added services are provided over the period of time as determined and purchased by the respective users. The fees for value-added services are recognized as revenue ratably over the term of such services.

Other utility products related services

Other utility products related services primarily comprise of the sale of office application software. Customers purchasing an office application software will receive unspecified updates over the licensing period, including term-based license and perpetual license. These unspecified updates are determined to not meet the definition of an upgrade and was not sold on a stand-alone basis. Arrangements that include term-based licenses for current products with the right to use unspecified future versions of the software during the coverage period are accounted for as subscriptions, with revenue recognized ratably over the coverage period. Arrangements that include perpetual license, revenue is generally recognized as products are shipped or made available.

Mobile entertainment

Mobile games

We develop several popular mobile games and operate some games exclusively licensed from third-party developers, which attracted a massive user base and provide ample advertising revenue opportunities. Similar with monetization method for the mobile utility products, we derive advertising revenues by displaying advertisements on our mobile games. Advertisers purchase advertising services directly from us or through third party partnering mobile advertising platforms. Revenue is recognized when an advertisement is displayed to users, while impressions are considered delivered.

The mobile games also allow players to play for free and we generate revenue from game players’ purchase of in-game virtual currency for in-game virtual items to enhance their game-playing experience. We act as the principal in the mobile game arrangements under which we are the primary obligor of the fulfillment of the game operation, including the selection of distribution platforms, the access maintenance, the promotion and customer services, the hosting of game servers, if needed, and the determination of the service specifications and the pricing of the in-game virtual items. Accordingly, we record revenues from mobile on a gross basis. Commission fees paid to distribution platforms and payment channels and the fees shared by the third-party game developers are recorded as cost of revenues.

In addition, we enter into agreements with third party game developers to provide mobile game publishing and payment collection services, in order for game players to purchase and recharge virtual currencies used in the games. The games are developed and hosted by third-party game developers, and accessed by game players through our mobile applications or a third-party mobile platform. We believe we act as an agent to the game developers in these arrangements as we are not considered the primary obligor, are not primarily responsible for fulfillment of services, do not incur significant upfront costs, generally do not have the discretion in establishing prices, and earn a fixed percentage of the collection amount from the settlement institutions. We estimate the commission based on our internal system, which is confirmed with the respective settlement institutions in the same month in which the services are provided, and recognize the commission revenue accordingly. Purchases of in-game currency are not refundable after they have been sold as long as the game is continued.

We recognize the payment received from the paying players into revenue evenly over their estimated average paying player life of each game. We track each paying player’s purchases and log-in history to estimate the average life of the paying players. While we believe our estimate to be reasonable based on sufficient available game player information, it may revise such estimates in the future as the games’ operation periods change or there is indication that the similarities in characteristics and playing patterns of paying players of the games change. Any adjustments arising from changes in the estimates of the average paying player life would be applied prospectively.

Online live broadcast services

We create and offer virtual items to be used by users on mobile live broadcast application “Live.me”, which is operated and maintained by us. All “Live.me” live video shows are available free of charge and fans can purchase virtual items on the platform with virtual currencies to support their favorite performers. We recognize revenue from Live.me on a gross basis as we are the primary obligor for the fulfillment of providing mobile live broadcasts on the Live.me platform, and records payments to the performers and third-party payment platforms as cost of revenues. Revenue are recognized when virtual currencies are converted into virtual items which are consumed simultaneously. Performers receive a certain number of virtual diamonds as a result. When performers receive virtual diamonds, they have a choice to either cash out the virtual diamonds or convert them into virtual currencies and continue to consume the virtual currencies on the platform. Since the performers can convert the virtual items into cash and recharge into their account (if they do) or directly convert into virtual currencies, we believe that the conversion into virtual currencies is analogous to recharge by cash and revenue should be recognized when virtual currencies converted from virtual items are consumed. Proceeds received from users for the sales of virtual currencies are recorded as deferred revenue, representing prepayments received from users in the form of our virtual currency not yet converted into virtual items, and are recognized as revenue based on the weighted average unit price of virtual currencies and the quantities of virtual currencies converted into virtual items. The weighted average unit price of virtual currencies is calculated on a monthly basis as the sum of the deferred revenue at the beginning of the month, proceeds received during the month and the cash value of the virtual items converted into virtual currencies divided by the sum of the virtual currencies balance at the beginning of the month plus the quantity of virtual currencies generated during the month.

News republic

News republic revenue is primarily derived from displaying advertising customer’s advertisements on one of our content-driven applications, News republic. Revenue is recognized when an advertisement is displayed to users. We recognize gross revenue the amount of fees received or receivable from customers as we are the primary obligor. Payments made to the third-party content providers are included in cost of revenues. We disposed of News Republic in December 2017.

Others

Other revenue primarily comprises of the sale of air purifier products. We recognize revenue for the sale of air purifiers after a sales agreement is signed, the price is fixed or determinable, products are delivered to customers, and collection of the resulting receivables is assured. Product is considered delivered to the customers once it has been shipped and the amount of future returns can be reasonably estimated, risk of loss and rewards of ownership have been transferred.

Deferred revenue

Deferred revenue

Deferred revenue primarily consists of payments received from customers in relation to the service to be provided by the Group but for which not all of the revenue recognition criteria are met and government subsidies not recognized in the consolidated statements of comprehensive income (loss) due to required conditions not being met.

Cost of revenues

Cost of revenues

Cost of revenues primarily consists of traffic acquisition cost, bandwidth costs and internet data center costs, content and channel costs associated with online live broadcast services and content-driven products, royalty fees, salaries and benefits, share-based compensation expenses, depreciation of equipment, amortization of licenses and other intangible assets, cost of products sold, value-added tax (“VAT”), business tax and related surcharges.

The Group’s business is subject to VAT, business taxes and surcharges levied on advertising related sales. Pursuant to ASC 605-45, Revenue Recognition—Principal Agent Considerations, all such VAT, business taxes and surcharges of RMB138,088, RMB138,105 and RMB114,160 (US$17,546) are presented as cost of revenues on the consolidated statements of comprehensive income (loss) for the years ended December 31, 2015, 2016 and 2017, respectively. As of December 31, 2017, the Company’s subsidiaries in the PRC and VIEs are subject to VAT at 6% or 17%.

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses consist primarily of advertising and promotional expenses, staff costs, share-based compensation expenses and other related incidental expenses that are incurred directly to attract or retain users and customers for the Group’s websites, applications, software and online platforms. Advertising and promotional expenses are expensed when incurred. For the years ended December 31, 2015, 2016 and 2017, advertising and promotional expenses were RMB1,322,844, RMB1,328,910 and RMB1,380,913 (US$212,242), respectively.

Research and development expenses

Research and development expenses

Research and development consist primarily of employee costs and rental expenses related to personnel involved in the development and enhancement of the Group’s service offerings on its websites and mobile applications and amortization of intangible assets used in research and development. The Group expensed these costs as incurred, unless such costs qualify for capitalization as software development costs, including (i) preliminary project is completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) they result in significant additional functionality in the Group’s products. For the years ended December 31, 2015, 2016 and 2017, capitalized software development costs were nil, RMB2,505 and RMB722 (US$111), respectively.

Government subsidies

Government subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments, for operating a business in their jurisdictions or conducting research and development projects pursuant to specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies with non-operating feature and with no further conditions to be met, the amounts are recorded in “Other income” when received; for the government subsidies with operating feature and with no further conditions or specific use requirements to be met, the amount are recorded in “Other operating income” when received; and for the government subsidies related to research and development projects, the amounts are recorded in deferred revenue when received and will be offset against “Research and development” expenses over the project period when no further conditions are to be met.

Leases

Leases

Leases have been classified as either capital or operating leases at the inception date. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Group leases office space under operating lease agreements. Certain of the lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.

The Group had no capital leases as of December 31, 2016 and 2017.

Comprehensive income

Comprehensive income

Comprehensive income is defined to include all changes in shareholders’ equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220-10, Comprehensive Income: Overall requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements.

Income taxes

Income taxes

The Group accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group applies ASC 740, Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has recorded unrecognized tax benefits in the other non-current liabilities in the accompanying consolidated balance sheets. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax benefit (expense)”, in the consolidated statements of comprehensive income (loss).

The Group’s estimated liability for unrecognized tax benefits and the related interest and penalties are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which they occur.

In November 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-17, (“ASU 2015-17”), “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”. The group adopted this ASU prospectively and classified all deferred tax assets and deferred tax liabilities as non-current assets and liabilities beginning January 1, 2017.

Share-based compensation

Share-based compensation

The Group accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation: Overall.

In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values.

The Group has elected to recognize share-based compensation using the accelerated method, for all share-based awards granted with graded vesting based on service conditions. In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-09 (“ASU 2016-09”), “Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting.” Beginning on January 1, 2017, the Group elected to change its accounting policy to account for forfeitures as they occur rather than estimate expected forfeitures. The change was applied on a modified retrospective basis with a cumulative effect adjustment to retained earnings of RMB6,886 (US$1,058) as of January 1, 2017. The Group, with the assistance of an independent third party valuation firm, determined the fair value of share-based awards granted to employees. Determining the fair value of share-based awards of the Group required complex and subjective judgments regarding its projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made.

The Group has accounted for equity instruments issued to non-employees in accordance with the provisions of ASC 718-10 and ASC 505-50, Equity: Equity-based Payments to Non-Employees. The Group records compensation expenses equal to the fair value of the share at the measurement date, which is determined to be the earlier of the performance commitment date or the service completion date.

Earnings (losses) per share

Earnings (losses) per share

Earnings (losses) per share are calculated in accordance with ASC 260-10, Earnings per Share: Overall. Basic earnings (losses) per share are computed by dividing net income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income (loss) is allocated between the convertible preferred shares, ordinary shares based on their participating rights in the undistributed earnings as if all the earnings (losses) for the reporting period had been distributed.

Diluted earnings (losses) per share is calculated by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the convertible preferred shares using the if-converted method, the vesting of restricted shares and the exercising of restricted shares with an option feature using the treasury stock method. The computation of the dilutive earnings (losses) per share of Class A ordinary share assumes the conversion of Class B ordinary shares.

Contingencies

Contingencies

The Group records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Group evaluates the developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material.

Segment reporting

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is the chief executive officer. The Group had one single operating and reportable segment as of December 31, 2016. Starting from March 31, 2017, the Company implemented operational changes in how the CODM manages the businesses of the Company to maximize efficiency in allocating resources and assessing performance. Consequently, the Company presents three operating and reportable segments as set out in Note 12 to reflect the change.

Concentration of risks

Concentration of risks

Concentration of credit risk

Financial instruments that are potentially subject to credit risk consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable and other receivables. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk. As of December 31, 2017, the Group has RMB3,803,331 (US$584,561) in cash and cash equivalents, restricted cash and short-term investments, 42.5% and 57.5% of which are held by financial institutions in the PRC and international financial institutions outside of the PRC, respectively. Deposits held with financial institutions were not protected by statutory or commercial insurance. In the event of bankruptcy of one of these financial institutions, the Group may be unlikely to claim its deposits back in full. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

Under PRC law, it is generally required that a commercial bank in the PRC that holds third-party cash deposits protect the depositors’ rights over and interests in their deposited money; PRC banks are subject to a series of risk control regulatory standards; and PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis.

Accounts receivable and other receivables are both typically unsecured, and are derived from revenue earned from customers or cash receivables on behalf of publishers. The risk is mitigated by credit evaluations the Group performs on its ongoing credit evaluations of its customers’ financial conditions and ongoing monitoring process of outstanding balances. The Group maintains reserves for estimated credit losses and these losses have generally been within expectations.

Business, customer, political, social and economic risks

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

For the year ended December 31, 2015, approximately 29%, 10% and 8% of the Group’s total revenue were derived from Facebook, Baidu and Tencent, respectively. For the year ended December 31, 2016, approximately 20%, 12% and 6% of the Group’s total revenue were derived from Facebook, Baidu and Google, respectively. For the year ended December 31, 2017, approximately 15%, 11% and 11% of the Group’s total revenue were derived from Google, Facebook, and Baidu, respectively.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Internet related businesses are subject to significant restrictions under current PRC laws and regulations. Specifically, foreign investors are not allowed to own more than 50% equity interests in any Internet Content Provider (“ICP”) business.

Currency convertibility risk

A significant portion of the Group’s operating activities as well as the assets and liabilities are denominated in RMB. The Group’s financing activities are denominated in US$. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of PRC (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

While the Group’s reporting currency is RMB, to date the majority of the Group’s revenues and costs are generated and denominated in US$, and a significant portion of the Group’s assets and liabilities are denominated in US$. As a result, the Group is exposed to foreign exchange risk as its revenues and results of operations may be affected by fluctuations in the exchange rate between U.S. dollar and RMB. If the US$ depreciates against the RMB, the value of the Group’s US$ revenues and assets as expressed in the RMB financial statements will decline. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB exchange rate flexibility. On April 16, 2012, the People’s Bank of China announced a policy to expand the maximum daily floating range of RMB trading prices against the U.S. dollar in the inter-bank spot foreign exchange market from 0.5% to 1%. On March 17, 2014, the People’s Bank of China announced a policy to further expand the maximum daily floating range of RMB trading prices against the U.S. dollar in the inter-bank spot foreign exchange market to 2%. The depreciation of the RMB against US$ was 5.8% and 6.2% during the years ended December 31, 2015 and 2016 and the appreciation of the RMB against US$ was approximately 6.3% in 2017. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers. ASU 2014-09 supersedes the revenue recognition requirements in ASC 605, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is originally effective for the annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. ASU 2015-14, Revenue from Contracts with Customers, defers the effective date of ASU 2014-09 by one year. As a result, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017 and interim periods therein. Early adoption is permitted to the original effective date. The Company will adopt the new standard effective January 1, 2018, using the modified retrospective method. The cumulative effect of initially applying the guidance will be recognized at the date of initial application is not expected to be material and prior periods will not be retrospectively adjusted. The Company has substantially completed the assessment and implementation work, and the main impact will be the reclassification of value-added tax from cost of revenues to net against revenues. If presented net of value-added tax, revenues for the year ended December 31, 2017 would have been approximately 2% lower than currently presented. Except that, based on the new guidance, revenues or expenses from barter transactions in which advertising services are received in exchange for advertising services will be recognized beginning January 1, 2018.

In January 2016, the FASB issued ASU No. 2016-01 (“ASU 2016-01”), Financial Instruments. ASU 2016-01 requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. An entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Company will adopt the new standard effective January 1, 2018. The adoption of ASU 2016-01 will increase the volatility of the Company’s “Other income”, resulting from the remeasurement of equity investments.

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public business entities for annual reporting periods and interim periods within those years beginning after December 15, 2018. The Company will adopt ASU 2016-02 effective January 1, 2019. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. All entities may adopt the amendments in this Update earlier as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In August 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-15, Statement of Cash Flows – Classification of Certain Cash Receipts and Cash Payments, which clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Group does not expect the standard to have a material impact on it.

In November 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The standard is effective for fiscal years beginning after December 15, 2017, and interim period within those fiscal years. Early adoption is permitted, including adoption in an interim period. The standard should be applied to each period presented using a retrospective transition method. The Group does not expect the standard to have a material impact on it.

In January 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The standard should be applied prospectively on or after the effective date. The Group will evaluate the impact of adopting this standard prospectively upon any acquisitions or disposals of assets or businesses.

In January 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-04, “Simplifying the Test for Goodwill Impairment.” The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.